Stockholders' Equity (Detail Textuals 1)	6 Months Ended							12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	0 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CAD		Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2014 Stock Options USD ($)	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2014 Investor Warrant Exercises [Member]	Dec. 31, 2014 Investor Warrant Exchange [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2014 Broker Warrants [Member] CAD	Sep. 08, 2010 Private Placement USD ($)	Sep. 08, 2010 Private Placement CAD	Aug. 27, 2010 Private Placement USD ($)	Aug. 27, 2010 Private Placement CAD	Dec. 31, 2010 Private Placement USD ($)	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director CAD	May 27, 2010 Common stock USD ($)	Jun. 30, 2014 Common stock USD ($)	Dec. 31, 2010 Common stock	Dec. 31, 2013 Common stock USD ($)	Dec. 31, 2012 Common stock USD ($)	May 27, 2010 Common stock Founders [Member] USD ($)	May 27, 2010 Director and Officer [Member] Common stock Founders [Member]	Dec. 31, 2012 Valent Technologies, LLC	Jan. 25, 2013 Exchange Agreement (the "Reverse Acquisition") DelMar Pharmaceuticals (BC) Ltd. Common stock
Stockholders Equity Note [Line Items]
Stock issued to founders, shares																														7,000,000	6,000,000
Stock issued to founders, per share																												$ 0.001		$ 0.001
Stock issued to founders, proceeds																														$ 6,667
Shares issued to the DelMar Employee Share Purchase Trust																											2,000,000
Number of stock issued pursuant to vesting provisions and a repurchase option																									6,700,000
Number of unvested shares to be repurchased prior to the expiration period																									6,700,000
Stock repurchase price per share																									$ 0.001
Vesting percentage of common stock																									25.00%
Description of vesting of common stock																									25% of the common shares shall vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010.
Expiration period of stock option																									36 months
Common stock issued during period																		280,000	280,000	720,000	720,000
Common stock per share amount (in dollars per share)																		$ 0.096	0.10	$ 0.095	0.10
Proceeds from issuance of common stock																		26,989		68,414
Subscriptions receivable																						28,506
Issuance of shares for settlement of accounts payable (in shares)																													500,000			500,000
Stock issued during period value employee stock purchase trust for services additional paid in capital									781,846	32,091																			1,591
Stock Issued During Period Value Employee Stock Purchase Trust For Services (in shares)																							1,390,625	1,390,625					1,590,625
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																	13,070,000
Number of warrants exchanged	(1,244,666)	[1]	(1,244,666)	[1]
Number of broker warrants	(92,000)	[2]	(92,000)	[2]
Number of warrants exercised	(1,986,074)	[3]	(1,986,074)	[3]
Stock option expense	79,323					580,279
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	825,000		825,000								300,000	2,340,000	1,020,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition					300,967	78,694	211,673	890,648	272,594
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.43		0.50								$ 1.00	$ 1.15	$ 0.47				0.50						$ 0.47	0.50
Stock option liability	180,350				217,759	212,561	311,257	212,561
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	12,675				372,454	422,910		422,910	306,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	304,495				336,853	341,304		341,304	172,650
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months		1 year 6 months		2 years
Unrecognized compensation expense	80,089				130,048
Number of investort warrants issued															414,889	200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	3,360,000
Common stock shares issued on exercise of warrants					20,000			221,000						1,223,847	1,244,666
Increase (Decrease) in Derivative Liabilities	$ 629					$ 98,696

[1]	During the six months ended December 31, 2014, 1,244,666 Investor Warrants were exchanged for 414,889 shares of common stock (notes 5 and 8).
[2]	During the six months ended December 31, 2014, 92,000 Broker Warrants expired.
[3]	During the six months ended December 31, 2014, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).